FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/2003

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

  Name: Litman/Gregory Fund Advisors LLC
Addess: 4 Orinda Way, Suite 230-D
        Orinda, CA 94563

Form 13F File Number:

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   John M. Coughlin

Title:  Chief Operating Officer

Phone:  925-253-5213

Signature, Place, and Date of Signing:

/s/ John M. Coughlin
--------------------------------------------------------------------------------
[Signature]

Orinda, California
--------------------------------------------------------------------------------
[City, State]

February 12, 2004
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                        Form 13F Summary Page

                        Report Summary:

     Number of Other Included Managers:            0

Form 13F Information Table Entry Total:           13

Form 13F Information Table Value Total:      157,749
                                          (thousands)

List of Other Included Managers:

 None

                           FORM 13F INFORMATION TABLE

                        Litman/Gregory Fund Advisors LLC
                           Form 13-F Information Table
                             as of December 31, 2003

                                                        VALUE      SHARES/   SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)    PRN AMT   PRN  CALL  DSCRETN MANAGERS     SOLE    SHARED    NONE
----------------------      -------------- --------- -----------  ---------  ---  ----  ------- --------  --------  -------  -----
AON                         COM             037389103   15,681      655,000     SH         SOLE    0        655,000
COMCAST CORP Class A        COM             20030N101    1,116       33,967     SH         SOLE    0         33,967
COMCAST CORP
  Special Class A           COM             20030N200   14,319      458,000     SH         SOLE    0        458,000
Disney                      COM             254687106   11,758      504,000     SH         SOLE    0        504,000
FEDEX CORP                  COM             31428X106   13,703      203,000     SH         SOLE    0        203,000
HILTON HOTELS CORP          COM             432848109   14,561      850,000     SH         SOLE    0        850,000
 Level 3 Communications     COM             52729N100   16,399    2,877,000     SH         SOLE    0      2,877,000
MARRIOTT INTL INC NEW       COM             571903202    9,517      206,000     SH         SOLE    0        206,000
 VIVENDI UNIVERSAL          COM             92851S204   27,703    1,141,000     SH         SOLE    0      1,141,000
WASTE MGMT INC DEL          COM             94106L109   20,750      701,000     SH         SOLE    0        701,000
FAIRFAX FINL HLDGS LTD      SUB VTG COM     303901102    3,499       20,000     SH         SOLE    0         20,000
MONY Group                  COM             615337102    3,489      111,500     SH         SOLE    0        111,500
TELEPHONE + DATA
  SYS INC                   COM             879433100    5,254       84,000     SH         SOLE    0         84,000
                                                       --------------------                               ---------
                                                       157,749    7,844,467                               7,844,467
                                                       ====================                               =========